Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000256834 | State Street SPDR Portfolio S&P 500 ETFFR_78464A854
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000256834 | U.S. Treasury BillsFR_912797SL2
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000256834 | SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256834 | SPDR S&P China ETFFR_78463X400
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256834 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000256834 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000256834 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000253656 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000253656 | iShares Bitcoin Trust ETFFR_46438F101
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000253656 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253656 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253656 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253656 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253656 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253656 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253656 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253656 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253656 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000253656 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000253656 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253656 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253656 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253656 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253656 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253656 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253656 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253658 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000253658 | iShares Bitcoin Trust ETFFR_46438F101
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000253658 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253658 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253658 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253658 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253658 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253658 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253658 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253658 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000253658 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000253658 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253658 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253658 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253658 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253658 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253658 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253658 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253657 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000253657 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253657 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253657 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253657 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253657 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253657 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253657 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253657 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253657 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253657 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000253657 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253657 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253657 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253657 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000253657 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253657 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253657 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253657 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253657 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255285 | U.S. Treasury NotesFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000255285 | Federal Home Loan Mortgage Corp.FR_3132DUL47
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255285 | Federal Home Loan Mortgage Corp.FR_3132DWPR8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255285 | Federal National Mortgage AssociationFR_3140XGUA5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255285 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255285 | Federal National Mortgage AssociationFR_3140W3DP1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255285 | Federal Home Loan Mortgage Corp.FR_3133KL2T3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255285 | OBX TrustFR_67121EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255285 | A&D Mortgage TrustFR_002941AA0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255285 | Federal Home Loan Mortgage Corp.FR_31427N5X3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255285 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255285 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255285 | IndustryU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000255285 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000255285 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000255285 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255285 | IndustryPrivate Credit Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255285 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255285 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255285 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262892 | U.S. Treasury NotesFR_91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000262892 | U.S. Treasury NotesFR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000262892 | Morgan Stanley Residential Mortgage Loan TrustFR_617942AA5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262892 | PK ALIFT Loan Funding 3 LPFR_69291VAE4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000262892 | Federal National Mortgage AssociationFR_31418FF85
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000262892 | Toyota Auto Receivables Owner TrustFR_89238DAD0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000262892 | GM Financial Consumer Automobile Receivables TrustFR_38014AAD3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262892 | MF1 TrustFR_58003MAG1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262892 | Fiserv, Inc.FR_337738AT5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262892 | Federal National Mortgage AssociationFR_31418FPP6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262892 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262892 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000262892 | IndustryU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000262892 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000262892 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000262892 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000262892 | IndustryPrivate Credit Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000262892 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262892 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000262892 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%